Accounts Receivable, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accounts receivable	¥ 263,000	$ 41,270	¥ 325,606
Allowance for credit losses	(92,695)	(14,545)	(100,020)
Accounts receivable, net	¥ 170,305	$ 26,725	¥ 225,586